Interim and Bridge Funding Facilities - Schedule of Interim and Bridge Funding Facilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Debt Instrument [Line Items]
Interim and Bridge funding facilities	$ 2,142,792
Interim Funding Facility [Member]
Debt Instrument [Line Items]
Interim and Bridge funding facilities	1,789,787
New Bridge Facility [Member]
Debt Instrument [Line Items]
Interim and Bridge funding facilities	339,475
Interest Payable [Member]
Debt Instrument [Line Items]
Interim and Bridge funding facilities	$ 13,530